Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employee Benefit [Abstract]
Employee Benefit Plans
13. Employee Benefit Plans
Defined Benefit Pension Plans
The Company maintains contributory and noncontributory defined benefit plans for certain employees in France, Japan and Germany. Plan benefits are generally based on each employee’s years of service and final salary. The unfunded benefit obligation recognized in the consolidated balance sheets related to these plans was $11.4 million, $12.3 million, and $11.9 million at December 31, 2021, June 30, 2021, and June 30, 2020, respectively. Benefits expense related to these plans was $0.3 million, $0.3 million, $1.2 million, $1.2 million, and $1.1 million for the Successor Period from October 20, 2021 through December 31, 2021, the Predecessor Periods from July 1, 2021 through October 19, 2021, and the fiscal years ending June 30, 2021, June 30, 2020 and June 30, 2019, respectively. The amount recognized in accumulated other comprehensive loss related to these plans was $1.6 million, $2.2 million, and $2.8 million at December 31, 2021, June 30, 2021, and June 30, 2020, respectively. The estimated future benefit payments over the next ten years are $5.1 million. The estimated gains and losses, net, that will be amortized from accumulated other comprehensive income into benefits expense over the next fiscal year are not significant.
Other Post-Retirement Benefit Plans
The Company maintains a post-retirement benefit plan for certain eligible employees in the United States. Under the provisions of the plan, certain retired employees will secure their own health insurance coverage, and the Company will reimburse the retired employee an amount specified in the plan. The unfunded benefit obligation recognized in the consolidated balance sheets related to this plan was $0.6 million, $0.7 million and $0.7 million at December 31, 2021, June 30, 2021, and June 30, 2020, respectively. Benefits expense related to these plans was negligible for all periods presented. The Company also offers a discretionary retirement plan to certain eligible employees whereby they may defer a portion of their compensation until retirement.
Defined Contribution Plans
The Company maintains 401(k) savings plans and other voluntary defined contribution retirement plans for other eligible employees. Under each plan, eligible employees may make voluntary contributions, while the Company makes contributions as defined by each plan agreement. Employee contributions in each plan are fully vested and Company contributions vest based on years of service in accordance with the provisions of each plan agreement. Total benefits expense for all defined contribution retirement plans was $0.6 million, $1.0 million, $3.7 million, $3.1 million, and $1.7 million for the Successor Period from October 20, 2021 through December 31, 2021, Predecessor Period from July 1, 2021 through October 19, 2021, and the fiscal years ended June 30, 2021, 2020 and 2019, respectively.